Share capital: (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended				1 Months Ended		1 Months Ended
	Nov. 30, 2010 USD ($)	Dec. 31, 2009 USD ($)	Nov. 15, 2010 USD ($)	Dec. 17, 2009 USD ($)	Jul. 31, 2011 Emer	Jul. 02, 2011 Emer USD ($)	Oct. 31, 2011 AFV	Oct. 11, 2011 AFV USD ($)	Oct. 11, 2011 AFV CAD
Share capital:
Common shares issued	6,957,500	5,462,500
Shares issue price (in dollars per share)			$ 17.50	$ 10.50
Gross proceeds from issuance of common shares	$ 121,756	$ 57,356
Share issuance costs	$ 6,069	$ 3,192
Details of share capital related to business acquisition
Common shares issued as part of consideration for acquisition					881,860		33,161
Price of shares issued as part of consideration for acquisition (in dollars per share)						$ 25.06		$ 28.74	29.56